Prepaid expenses and others (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Others Tables Abstract
Schedule of prepaid expenses and others

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Prepaid rental to a shareholder(1)	418	448
Receivable from a related party(2)	-	251
Prepaid expenses	63	184
Others	2	155
Total	483	1,038

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(1) See Note 29 of Notes to the Consolidated Financial Statements, section 1. Lease of office space from a shareholder for detailed disclosure.

(2) See Note 29 of Notes to the Consolidated Financial Statements, section 2. Subleasing income with a related party for detailed disclosure.